Segment Information - Schedule of Revenue and Profit Information and Certain Assets (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)		Mar. 31, 2017 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)
Disclosure of operating segments [line items]
Revenue	₨ 909,012	$ 13,144	₨ 909,549	[1]	₨ 714,644
Depreciation and amortisation	(96,146)	(1,391)	(74,879)		(61,477)
Other items	(1,847)	(27)	(561)		736
Impairment (Refer Note 14)	2,611	38	44,679		(1,162)
Operating profit / (loss)	145,216	2,099	217,822	[1]	146,071
Investment and other income	31,540	456	31,361		45,428
Finance and other costs	(59,026)	(853)	(135,473)		(54,927)
Profit (loss) before tax	117,730	1,702	113,710	[1]	136,572
Financial assets investments	48,865		1,595	[2]	695	$ 707	$ 23
Deferred tax asset	52,830		58,635	[2]		764
Short-term investments	292,112		315,996	[2]		4,224
Cash and cash equivalents (including restricted cash and cash equivalents)	73,331		44,675			1,060
Current tax asset	34,926		34,040			505
Others	9,166		9,063			132
Total assets	1,930,910		1,764,429	[2]		27,920
Borrowings	662,262		581,588		745,780	9,575	$ 8,409
Current tax liabilities	4,109		3,123	[2]		59
Deferred tax liabilities	44,154		43,703	[2]		638
Others	39,211		14,625			568
Total liabilities	1,198,964		1,010,252	[2]		17,335
Additions to property, plant and equipments, exploration and evaluation assets and intangible assets	161,516	2,335	96,566		64,086
Operating segments [member]
Disclosure of operating segments [line items]
Revenue	909,012	13,144	909,549		714,644
Cost of Sales and expenses	(668,414)	(9,665)	(660,966)		(506,670)
Operating profit / (loss)	240,598	$ 3,479	248,583		207,974
Total assets	1,419,680		1,300,425			20,528
Total liabilities	449,228		367,213			$ 6,495
Copper segment [member]
Disclosure of operating segments [line items]
Revenue	107,390		246,766		210,020
Depreciation and amortisation	(1,447)		(1,607)		(1,938)
Operating profit / (loss)	(3,786)		8,771		10,729
Profit (loss) before tax					10,729
Additions to property, plant and equipments, exploration and evaluation assets and intangible assets	2,732		5,417		1,680
Copper segment [member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue					155
Copper segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	107,390		246,766		210,175
Cost of Sales and expenses	(109,729)		(236,388)		(197,508)
Operating profit / (loss)	(2,339)		10,378		12,667
Total assets	78,540		96,422
Total liabilities	40,534		89,352
Zinc India segment [member]
Disclosure of operating segments [line items]
Revenue	206,562		216,136		168,488
Depreciation and amortisation	(18,768)		(15,011)		(10,008)
Other items			2,395
Operating profit / (loss)	87,227		109,980		85,703
Profit (loss) before tax					85,703
Additions to property, plant and equipments, exploration and evaluation assets and intangible assets	36,574		30,587		21,966
Zinc India segment [member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue					206
Zinc India segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	206,562		216,136		168,694
Cost of Sales and expenses	(100,567)		(93,540)		(72,983)
Operating profit / (loss)	105,995		122,596		95,711
Total assets	187,019		167,509
Total liabilities	50,702		41,475
Zinc International Segment [member]
Disclosure of operating segments [line items]
Revenue	27,383		34,458		22,302
Depreciation and amortisation	(4,287)		(1,824)		(1,845)
Operating profit / (loss)	2,675		12,321		7,336
Profit (loss) before tax					7,336
Additions to property, plant and equipments, exploration and evaluation assets and intangible assets	15,939		16,412		4,850
Zinc International Segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	27,383		34,458		22,302
Cost of Sales and expenses	(20,421)		(20,313)		(13,121)
Operating profit / (loss)	6,962		14,145		9,181
Total assets	60,425		56,074
Total liabilities	13,616		11,079
Aluminium segment [member]
Disclosure of operating segments [line items]
Revenue	292,080		228,182		134,888
Depreciation and amortisation	(16,577)		(16,818)		(9,468)
Other items			(2,774)
Impairment (Refer Note 14)					(2,007)
Operating profit / (loss)	5,481		7,069		9,549
Profit (loss) before tax					9,549
Additions to property, plant and equipments, exploration and evaluation assets and intangible assets	15,265		14,245		19,450
Aluminium segment [member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue	206		253		195
Aluminium segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	292,286		228,435		135,083
Cost of Sales and expenses	(270,228)		(201,774)		(114,059)
Operating profit / (loss)	22,058		26,661		21,024
Total assets	510,552		480,224
Total liabilities	201,233		134,059
Power segment [member]
Disclosure of operating segments [line items]
Revenue	64,559		55,012		55,189
Depreciation and amortisation	(5,969)		(4,773)		(5,685)
Operating profit / (loss)	9,306		11,877		10,753
Profit (loss) before tax					10,753
Additions to property, plant and equipments, exploration and evaluation assets and intangible assets	307		714		5,255
Power segment [member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue	678		1,506		890
Power segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	65,237		56,518		56,079
Cost of Sales and expenses	(49,962)		(39,868)		(39,641)
Operating profit / (loss)	15,275		16,650		16,438
Total assets	181,851		191,402
Total liabilities	17,251		17,447
Iron Ore Segment [member]
Disclosure of operating segments [line items]
Revenue	29,033		31,035		40,803
Depreciation and amortisation	(2,455)		(4,423)		(4,688)
Impairment (Refer Note 14)			(48,599)
Operating profit / (loss)	3,866		(49,922)		7,995
Profit (loss) before tax					7,995
Additions to property, plant and equipments, exploration and evaluation assets and intangible assets	377		822		706
Iron Ore Segment [member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue	81		263		410
Iron Ore Segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	29,114		31,298		41,213
Cost of Sales and expenses	(22,793)		(28,198)		(28,530)
Operating profit / (loss)	6,321		3,100		12,683
Total assets	37,979		40,201
Total liabilities	12,731		16,287
Oil and gas segment [member]
Disclosure of operating segments [line items]
Revenue	132,228		95,359		82,041
Depreciation and amortisation	(42,669)		(29,731)		(27,532)
Impairment (Refer Note 14)	2,611		93,278		845
Operating profit / (loss)	36,467		118,047		13,469
Profit (loss) before tax					13,469
Additions to property, plant and equipments, exploration and evaluation assets and intangible assets	38,412		10,479		10,149
Oil and gas segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	132,228		95,359		82,041
Cost of Sales and expenses	(55,703)		(40,859)		(41,885)
Operating profit / (loss)	76,525		54,500		40,156
Total assets	275,516		241,045
Total liabilities	98,831		55,535
All other segments [member]
Disclosure of operating segments [line items]
Revenue	49,777		2,601		913
Depreciation and amortisation	(3,974)		(692)		(313)
Operating profit / (loss)	5,827		(139)		(199)
Profit (loss) before tax					(199)
Additions to property, plant and equipments, exploration and evaluation assets and intangible assets	51,910		17,890		30
All other segments [member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue	455		124		70
All other segments [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	50,232		2,725		983
Cost of Sales and expenses	(40,431)		(2,172)		(869)
Operating profit / (loss)	9,801		553		114
Total assets	87,798		27,548
Total liabilities	14,330		1,979
Elimination [member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue	(1,420)		(2,146)		(1,926)
Elimination [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	(1,420)		(2,146)		(1,926)
Cost of Sales and expenses	₨ 1,420		₨ 2,146		₨ 1,926

[1]	Restated (Refer Note 2(b))
[2]	Restated - Refer Note 2(b)